Stock-Based Compensation (Schedule of Weighted Average Fair Value Per Share for Stock Options Granted) (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Stock-Based Compensation [Abstract]
Expected dividend yield	1.10%	1.10%	0.40%
Risk free interest rate	0.20%	0.10%	0.50%
Volatility	44.70%	50.70%	49.30%
Expected life, years	2 years 9 months 18 days	3 years 10 months 24 days	3 years 1 month 6 days